As filed with the Securities and Exchange Commission on May 16, 2013

File Nos. 333-185994

811-22789

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 1	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 4

AIP Series Trust

(Exact name of Registrant as Specified in Charter)

100 Front Street, Suite 400

West Conshohocken, Pennsylvania 19428-2881

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including area code: (610) 260-7600

Stefanie V. Chang Yu, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

(Name and address of agent for service)

COPY TO:

Carl Frischling, Esq.	Richard Horowitz, Esq.
Kramer Levin Naftalis & Frankel LLP	Allison M. Fumai, Esq.
1177 Avenue of the Americas	Dechert LLP
New York, New York 10036	1095 Avenue of the Americas
New York, NY 10036

Approximate Date of Proposed Public Offering:
As soon as practicable after this Post-Effective Amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

Amending the Prospectus and Updating Financial Statements

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 16th day of May, 2013.

AIP Series Trust

By	/s/ Arthur Lev
Arthur Lev
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 has been signed below by the following persons in the capacities and on the dates indicated.

Signatures			Title	Date

(1) Principal Executive Officer			President and Principal Executive Officer

By	/s/ Arthur Lev			May 16, 2013
Arthur Lev

(2) Principal Financial Officer			Principal Financial Officer

By	/s/ Francis J. Smith			May 16, 2013
Francis J. Smith

(3) Majority of the Trustees

James F. Higgins

By	/s/ Stefanie V. Chang Yu			May 16, 2013
Stefanie V. Chang Yu
Attorney-in-Fact

	Frank L. Bowman	Michael F. Klein
	Michael Bozic	Michael E. Nugent (Chairman)
	Kathleen A. Dennis	W. Allen Reed
	Manuel H. Johnson	Fergus Reid
Joseph J. Kearns

By	/s/ Carl Frischling			May 16, 2013
Carl Frischling
Attorney-in-Fact

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-99.(q)	Power of Attorney
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase